                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-03129

Morgan Stanley Natural Resource Development Securities Inc.
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                        (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: February 29, 2004

Date of reporting period: August 31, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley Natural Resource Development Securities performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.


This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that the market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT
FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 2003

TOTAL RETURN FOR THE SIX-MONTH PERIOD ENDED AUGUST 31, 2003

                                                          LIPPER NATURAL
                                               S&P 500         RESOURCES
  CLASS A    CLASS B    CLASS C    CLASS D    INDEX(1)    FUNDS INDEX(2)
     8.62%      8.24%      8.26%      8.83%      20.88%            10.95%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The six-month period ended August 31, 2003, was one of sharp contrasts. As the period began, crude oil and natural gas prices were surging from Iraq-centered geopolitical tensions and unusually cold weather across the United States. Fears of a double-dip recession persisted, defying evidence of a nascent recovery in the domestic economy. Responding to these negative developments, the market declined until mid March, when it challenged its October 2002 low.

Investor sentiment subsequently improved, based on expectations of a swift U.S. victory in Iraq, encouraging economic data and corporate earnings reports that exceeded expectations. These factors triggered a strong market rally that saw the S&P 500 Index appreciate more than 25 percent from its mid-March lows. The defensive sectors and securities that had led during the bear market fell behind more-cyclical sectors as investors' expectations for the economy improved.

During the period under review, the natural resources sector witnessed the onset of a notable drilling cycle in North America, with a sharp ramping up in rig activity. Surprisingly, oilfield services and contract drilling lagged other industries within the investable universe for much of the period, reversing a historical trend. These stocks tend to enjoy a substantial price upside whenever rig counts increase and usually provide the most positive returns of any grouping within the energy universe in such an environment. This atypical underperformance for these industries began to reverse itself late in the period.

PERFORMANCE ANALYSIS

The Fund's underperformance of the broad-based S&P 500 Index resulted primarily from its significant weighting in oilfield service and contract-drilling stocks, which underperformed over most of the period. At the outset of the fiscal year, the Fund moved heavily into these areas, anticipating that they would benefit from the increase in drilling activity. The Fund's underweighting within the lower-beta integrated oil names detracted from its relative performance as well. Stocks within this particular industry subset performed strongly during this six-month period.

  TOP 10 HOLDINGS

  Schlumberger Ltd.                            4.5%
  Halliburton Co.                              4.4
  Pride International, Inc.                    4.1
  Alcoa, Inc.                                  4.1
  ENSCO International Inc.                     4.0
  Baker Hughes Inc.                            3.6
  Phelps Dodge Corp.                           3.5
  Tesoro Petroleum Corp.                       3.2
  Rowan Companies, Inc.                        3.2
  Williams Companies, Inc.                     3.1

  LARGEST INDUSTRIES

  Oilfield Services/Equipment                 19.2%
  Contract Drilling                           18.3
  Integrated Oil                              15.6
  Oil Refining/Marketing                       8.8
  Oil & Gas Production                         8.7

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE INVESTMENT MANAGER SEEKS TO IDENTIFY FAVORABLE INDUSTRIES WITHIN THE NATURAL RESOURCE AND RELATED BUSINESS AREAS AND WILL SEEK TO INVEST IN COMPANIES WITH ATTRACTIVE VALUATIONS OR GOOD BUSINESS PROSPECTS WITHIN THOSE INDUSTRIES.

2.  THE MANAGER GENERALLY FOCUSES ON COMPANIES THAT

        - OWN OR PROCESS SUCH NATURAL RESOURCES AS, AMONG OTHERS, PRECIOUS METALS, MINERALS AND TIMBERLAND

        - OWN OR PRODUCE SUCH SOURCES OF ENERGY AS OIL AND NATURAL GAS

        - PROVIDE TRANSPORT FOR NATURAL RESOURCES AND SUCH DISTRIBUTION OR PROCESSING SERVICES AS REFINING

        - PROVIDE RELATED SERVICES OR SUPPLIES AND CONTRIBUTE ENERGY-EFFICIENT TECHNOLOGIES SUCH AS SYSTEMS FOR ENERGY CONVERSION AND POLLUTION CONTROL.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS (6397). THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEB SITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED AUGUST 31, 2003

                          CLASS A SHARES*         CLASS B SHARES**         CLASS C SHARES+         CLASS D SHARES++
                          07/28/97                03/30/81                 07/28/97                07/28/97
  SYMBOL                            NREAX                    NREBX                   NRECX                    NREDX
  1 YEAR                             3.23%(3)                 2.49%(3)                2.49%(3)                 3.46%(3)
                                    (2.19)(4)                (2.51)(4)                1.49(4)
  5 YEARS                            5.74(3)                  4.87(3)                 4.85(3)                  5.92(3)
                                     4.60(4)                  4.54(4)                 4.85(4)
  10 YEARS                                                    4.28(3)
                                                              4.28(4)
  SINCE INCEPTION                   (1.38)(3)                 5.51(3)                (2.19)(3)                (1.19)(3)
                                    (2.25)(4)                 5.51(4)                (2.19)(4)

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE TABLE DOES NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.


----------
Notes on Performance

(1) THE STANDARD AND POOR'S 500 INDEX (S&P 500(R)) IS A BROAD-BASED INDEX, THE PERFORMANCE OF WHICH IS BASED ON THE PERFORMANCE OF 500 WIDELY-HELD COMMON STOCKS CHOSEN FOR MARKET SIZE, LIQUIDITY AND INDUSTRY GROUP REPRESENTATION. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER NATURAL RESOURCE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER NATURAL RESOURCE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 10 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CDSC FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++  CLASS D HAS NO SALES CHARGE.

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
PORTFOLIO OF INVESTMENTS - AUGUST 31, 2003 (UNAUDITED)

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
                 COMMON STOCKS (98.6%)

                 BASIC ENERGY (36.2%)
                 INTEGRATED OIL (15.6%)
      175,000    BG Group PLC
                  (United Kingdom)                                $      752,006
       70,000    BP PLC (ADR)
                  (United Kingdom)                                     2,920,400
       35,000    ChevronTexaco Corp.                                   2,550,450
    5,750,000    China Petroleum & Chemical
                  Corp. (Class H) (China)                              1,750,936
      100,000    Exxon Mobil Corp.                                     3,770,000
       85,000    Repsol S.A. (ADR) (Spain)                             1,439,050
       85,000    Royal Dutch Petroleum Co.
                  (NY Registered Shares)
                  (Netherlands)                                        3,813,950
       50,000    Total SA (ADR) (France)                               3,850,500
       15,000    YUKOS (ADR) (Russia)                                    862,500
                                                                  --------------
                                                                      21,709,792
                                                                  --------------
                 OIL & GAS PIPELINES (3.1%)
      475,000    Williams Companies, Inc. (The)                        4,336,750
                                                                  --------------
                 OIL & GAS PRODUCTION (8.7%)
       85,000    Anadarko Petroleum Corp.                              3,697,500
          740    Cross Timbers Royalty Trust                              16,531
      135,000    Magnum Hunter
                  Resources, Inc.*                                     1,080,000
       75,000    Occidental Petroleum Corp.                            2,574,750
      120,000    Spinnaker Exploration Co.*                            2,666,400
      100,000    XTO Energy Inc.                                       2,099,000
                                                                  --------------
                                                                      12,134,181
                                                                  --------------
                 OIL REFINING/MARKETING (8.8%)
      135,000    Marathon Oil Corp.                                    3,765,150
      500,000    Tesoro Petroleum Corp.*                               4,470,000
      100,000    Valero Energy Corp.                                   3,940,000
                                                                  --------------
                                                                      12,175,150
                                                                  --------------
                 TOTAL BASIC ENERGY                                   50,355,873
                                                                  --------------

                 ENERGY DEVELOPMENT & TECHNOLOGY (43.9%)
                 COMPUTER PERIPHERALS (3.0%)
      325,000    EMC Corp.*                                            4,143,750
                                                                  --------------
                 CONTAINERS/PACKAGING (0.8%)
       70,000    Smurfit-Stone
                   Container Corp.*                               $    1,104,600
                                                                  --------------
                 CONTRACT DRILLING (18.3%)
      200,000    ENSCO International Inc.                              5,590,000
       75,000    GlobalSantaFe Corp.                                   1,860,000
       50,000    Nabors Industries, Ltd. (ADR)
                  (Bermuda)*                                           2,007,500
       75,000    Noble Corp.
                  (Cayman Islands)*                                    2,713,500
       50,000    Patterson-UTI Energy, Inc.*                           1,492,000
      335,000    Pride International, Inc.*                            5,725,150
      175,000    Rowan Companies, Inc.*                                4,382,000
       80,000    Transocean Inc.*                                      1,689,600
                                                                  --------------
                                                                      25,459,750
                                                                  --------------
                 ELECTRIC UTILITIES (1.5%)
    1,500,000    Huaneng Power International,
                  Inc. (Class H) (China)                               2,057,851
                                                                  --------------
                 ELECTRICAL PRODUCTS (0.6%)
       60,000    Ballard Power Systems Inc.
                  (Canada)*                                              773,400
                                                                  --------------
                 INDUSTRIAL CONGLOMERATES (0.5%)
       12,500    Ingersoll-Rand Co. Ltd.
                  (Class A) (Bermuda)                                    744,000
                                                                  --------------
                 OILFIELD SERVICES/EQUIPMENT (19.2%)
      150,000    Baker Hughes Inc.                                     5,019,000
       85,000    BJ Services Co.*                                      3,176,450
      350,000    Grant Prideco, Inc.*                                  4,060,000
      250,000    Halliburton Co.                                       6,045,000
      125,000    Maverick Tube Corp.*                                  2,123,750
      125,000    Schlumberger Ltd.
                  (Netherlands)                                        6,188,750
                                                                  --------------
                                                                      26,612,950
                                                                  --------------

                 TOTAL ENERGY DEVELOPMENT & TECHNOLOGY                60,896,301
                                                                  --------------

                        SEE NOTES TO FINANCIAL STATEMENTS

  NUMBER OF
   SHARES                                                             VALUE
--------------------------------------------------------------------------------
                 METALS & BASIC MATERIALS (18.5%)
                 ALUMINUM (4.1%)
      200,000    Alcoa, Inc.                                      $    5,712,000
                                                                  --------------
                 CHEMICALS: MAJOR DIVERSIFIED (2.0%)
       80,000    Dow Chemical Co. (The)                                2,762,400
                                                                  --------------
                 FOREST PRODUCTS (0.8%)
       80,000    Louisiana-Pacific Corp.*                              1,052,000
                                                                  --------------
                 OTHER METALS/MINERALS (3.4%)
      100,000    Phelps Dodge Corp.*                                   4,799,000
                                                                  --------------
                 PRECIOUS METALS (5.1%)
      185,000    Barrick Gold Corp. (Canada)                           3,738,850
      110,000    Freeport-McMoRan Copper &
                  Gold, Inc. (Class B)                                 3,300,000
                                                                  --------------
                                                                       7,038,850
                                                                  --------------
                 PULP & PAPER (3.1%)
      185,000    Georgia-Pacific Corp.                                 4,286,450
                                                                  --------------
                 TOTAL METALS & BASIC MATERIALS                       25,650,700
                                                                  --------------

                 TOTAL COMMON STOCKS
                  (COST $127,951,541)                                136,902,874
                                                                  --------------

  PRINCIPAL
  AMOUNT IN
  THOUSANDS
-------------
                 SHORT-TERM INVESTMENT (0.3%)
                 REPURCHASE AGREEMENT
$         418    Joint repurchase agreement
                  account 1.05% due
                  09/02/03 (dated 08/29/03;
                  proceeds $418,049) (a)
                  (COST $418,000)                                        418,000
                                                                  --------------

TOTAL INVESTMENTS
 (COST $128,369,541) (b)                              98.9%          137,320,874
OTHER ASSETS IN EXCESS OF LIABILITIES                  1.1             1,484,149
                                                     -----        --------------
NET ASSETS                                           100.0%       $  138,805,023
                                                     =====        ==============

----------
    ADR AMERICAN DEPOSITORY RECEIPT.
      * NON-INCOME PRODUCING SECURITY.
    (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
    (b) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES APPROXIMATES THE AGGREGATE COST FOR BOOK PURPOSES. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $11,641,209 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $2,689,876, RESULTING IN NET UNREALIZED APPRECIATION OF $8,951,333.

FORWARD FOREIGN CURRENCY CONTRACTS OPEN AT AUGUST 31, 2003:

   CONTRACTS        IN EXCHANGE      DELIVERY     UNREALIZED
  TO DELIVER            FOR            DATE      DEPRECIATION
-------------------------------------------------------------
$      227,720    HKD   1,776,012    09/02/03          (9)
GBP     67,926    $       106,841    09/03/03        (176)
GBP    136,561    $       214,797    09/03/03        (355)
                                                   ------
    Total unrealized depreciation                  $ (540)
                                                   ======


CURRENCY ABBREVIATIONS:
GBP    British Pound.
HKD    Hong Kong Dollar.

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
AUGUST 31, 2003 (UNAUDITED)

ASSETS:
Investments in securities, at value (cost $128,369,541)                         $   137,320,874
Receivable for:
  Capital stock sold                                                                  1,570,534
  Investments sold                                                                    1,409,598
  Dividends                                                                             256,869
  Foreign withholding taxes reclaimed                                                    10,798
Prepaid expenses and other assets                                                        51,235
                                                                                ---------------
    TOTAL ASSETS                                                                    140,619,908
                                                                                ---------------
LIABILITIES:
Unrealized depreciation on open forward foreign currency contracts                          540
Payable for:
  Investments purchased                                                               1,446,564
  Capital stock redeemed                                                                 94,223
  Distribution fee                                                                       88,565
  Investment management fee                                                              70,042
Accrued expenses and other payables                                                     114,951
                                                                                ---------------
    TOTAL LIABILITIES                                                                 1,814,885
                                                                                ---------------
    NET ASSETS                                                                  $   138,805,023
                                                                                ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                                 $   145,186,875
Net unrealized appreciation                                                           8,951,212
Accumulated undistributed net investment income                                          22,023
Accumulated net realized loss                                                       (15,355,087)
                                                                                ---------------
    NET ASSETS                                                                  $   138,805,023
                                                                                ===============
CLASS A SHARES:
Net Assets                                                                      $     1,016,521
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                       81,495
    NET ASSET VALUE PER SHARE                                                   $         12.47
                                                                                ===============
    MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)                           $         13.16
                                                                                ===============
CLASS B SHARES:
Net Assets                                                                      $   105,286,479
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                    8,802,825
    NET ASSET VALUE PER SHARE                                                   $         11.96
                                                                                ===============
CLASS C SHARES:
Net Assets                                                                      $     2,900,701
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                      243,117
    NET ASSET VALUE PER SHARE                                                   $         11.93
                                                                                ===============
CLASS D SHARES:
Net Assets                                                                      $    29,601,322
Shares Outstanding (500,000,000 SHARES AUTHORIZED, $.01 PAR VALUE)                    2,354,659
    NET ASSET VALUE PER SHARE                                                   $         12.57
                                                                                ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED AUGUST 31, 2003 (UNAUDITED)

NET INVESTMENT INCOME:
INCOME
Dividends (net of $38,336 foreign withholding tax)                              $     1,316,103
                                                                                ---------------
EXPENSES
Distribution fee (Class A shares)                                                         1,305
Distribution fee (Class B shares)                                                       533,096
Distribution fee (Class C shares)                                                        13,492
Investment management fee                                                               438,856
Transfer agent fees and expenses                                                        137,793
Shareholder reports and notices                                                          29,061
Professional fees                                                                        28,563
Registration fees                                                                        23,871
Custodian fees                                                                           12,734
Directors' fees and expenses                                                             10,829
Other                                                                                     4,543
                                                                                ---------------
    TOTAL EXPENSES                                                                    1,234,143
                                                                                ---------------
    NET INVESTMENT INCOME                                                                81,960
                                                                                ---------------

NET REALIZED AND UNREALIZED GAIN:
Net realized gain                                                                     7,581,489
Net change in unrealized appreciation                                                 3,365,851
                                                                                ---------------
    NET GAIN                                                                         10,947,340
                                                                                ---------------
NET INCREASE                                                                    $    11,029,300
                                                                                ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS

                                                                  FOR THE SIX         FOR THE YEAR
                                                                  MONTHS ENDED            ENDED
                                                                AUGUST 31, 2003     FEBRUARY 28, 2003
                                                                ---------------     -----------------
                                                                  (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income (loss)                                    $        81,960     $        (448,580)
Net realized gain (loss)                                              7,581,489           (17,083,521)
Net change in unrealized appreciation                                 3,365,851           (18,049,480)
                                                                ---------------     -----------------

    NET INCREASE (DECREASE)                                          11,029,300           (35,581,581)
                                                                ---------------     -----------------

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
Net investment income
  Class A shares                                                             --                  (111)
  Class D shares                                                             --               (13,943)

Net realized gain
  Class A shares                                                             --                (3,741)
  Class B shares                                                             --              (416,483)
  Class C shares                                                             --               (10,373)
  Class D shares                                                             --              (117,149)
                                                                ---------------     -----------------

    TOTAL DIVIDENDS AND DISTRIBUTIONS                                        --              (561,800)
                                                                ---------------     -----------------

Net decrease from capital stock transactions                        (19,920,438)          (35,966,100)
                                                                ---------------     -----------------

    NET DECREASE                                                     (8,891,138)          (72,109,481)

NET ASSETS:
Beginning of period                                                 147,696,161           219,805,642
                                                                ---------------     -----------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
  $22,023 AND AN ACCUMULATED NET INVESTMENT LOSS OF
  $59,937, RESPECTIVELY)                                        $   138,805,023     $     147,696,161
                                                                ===============     =================

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
NOTES TO FINANCIAL STATEMENTS - AUGUST 31, 2003 (UNAUDITED)

1. ORGANIZATION AND ACCOUNTING POLICIES

Morgan Stanley Natural Resource Development Securities Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a diversified, open-end management investment company. The Fund's investment objective is capital growth. The Fund invests primarily in common stock of companies in the natural resources and related areas. The Fund was incorporated in Maryland on December 22, 1980 and commenced operations on March 30, 1981. On July 28, 1997, the Fund converted to a multiple class share structure.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other equity portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Directors; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund's Directors; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FOREIGN CURRENCY TRANSLATION AND FORWARD FOREIGN CURRENCY CONTRACTS -- The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts ("forward contracts") are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gain/loss on foreign exchange transactions. Pursuant to U.S. Federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gain/loss are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gain or loss. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement with the Investment Manager, the Fund pays an investment management fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined at the close of each business day: 0.625% to the portion of daily net assets not exceeding $250 million and 0.50% to the portion of daily net assets exceeding $250 million.

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the lesser of: (a) the average daily aggregate gross sales of the Class B shares since the inception of the Plan on July 2, 1984 (not including reinvestment of dividend or capital gain distributions) less the average daily aggregate net asset value of the Class B shares redeemed since the Plan's inception upon which a contingent deferred sales charge has been imposed or waived; or (b) the average daily net assets of Class B attributable to shares issued, net of related shares redeemed, since the Plan's inception; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $8,190,126 at August 31, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the six months ended August 31, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended August 31, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class A shares, Class B shares and Class C shares of $10, $79,226 and $230, respectively and received $1,502 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended August 31, 2003 aggregated $254,067,934 and $275,171,041, respectively. Included in the aforementioned are sales with other Morgan Stanley funds of $522,800, including a net realized gain of $49,356.

For the six months ended August 31, 2003, the Fund incurred $77,645 in brokerage commissions with Morgan Stanley & Co., Inc., an affiliate of the Investment Manager and Distributor, for portfolio transactions executed on behalf of the Fund. At August 31, 2003, the Fund's receivable for investments sold included unsettled trades with Morgan Stanley & Co., Inc. of $208,015.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At August 31, 2003, the Fund had transfer agent fees and expenses payable of approximately $12,200.

The Fund has an unfunded noncontributory defined benefit pension plan covering all independent Directors of the Fund who will have served as independent Directors for at least five years at the time of retirement. Benefits under this plan are based on years of service and compensation during the last five years of service. Aggregate pension costs for the six months ended August 31, 2003 included in Directors' fees and expenses in the Statement of Operations amounted to $3,562. At August 31, 2003, the Fund had an accrued pension liability of $60,527 which is included in accrued expenses in the Statement of Assets and Liabilities.

5. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of February 28, 2003, the Fund had a net capital loss carryforward of $18,482,093 of which $2,709,450 will expire on February 29, 2004, $1,354,725 will expire on February 28, 2005, $1,354,725 will expire on February 28, 2006, $427,368 will expire on February 28, 2007 and $12,635,825 will expire on February 28, 2011 to offset future capital gains to the extent provided by regulations.

As of February 28, 2003, the Fund had temporary book/tax differences attributable to post-October losses (capital losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund's next taxable year), capital loss deferrals on wash sales and a non-deductible expense.

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may enter into forward contracts to facilitate settlement of foreign currency denominated portfolio transactions or to manage foreign currency exposure associated with foreign currency denominated securities.

Forward contracts involve elements of market risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the foreign exchange rates underlying the forward contracts. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.

At August 31, 2003, there were outstanding forward contracts.

7. CAPITAL STOCK
Transactions in capital stock were as follows:

                                                              FOR THE SIX                           FOR THE YEAR
                                                              MONTHS ENDED                              ENDED
                                                             AUGUST 31, 2003                      FEBRUARY 28, 2003
                                                    ---------------------------------     ---------------------------------
                                                               (UNAUDITED)
                                                        SHARES             AMOUNT             SHARES             AMOUNT
                                                    --------------     --------------     --------------     --------------
CLASS A SHARES
Sold                                                        53,845     $      649,922            144,369     $    2,048,654
Reinvestment of dividends and distributions                     --                 --                230              3,170
Redeemed                                                   (73,468)          (886,849)          (140,108)        (1,909,656)
                                                    --------------     --------------     --------------     --------------
Net increase (decrease) -- Class A                         (19,623)          (236,927)             4,491            142,168
                                                    --------------     --------------     --------------     --------------
CLASS B SHARES
Sold                                                       243,279          2,780,022          1,332,544         17,406,546
Reinvestment of distributions                                   --                 --             28,545            380,213
Redeemed                                                (1,516,991)       (17,078,009)        (3,443,173)       (41,924,537)
                                                    --------------     --------------     --------------     --------------
Net decrease -- Class B                                 (1,273,712)       (14,297,987)        (2,082,084)       (24,137,778)
                                                    --------------     --------------     --------------     --------------
CLASS C SHARES
Sold                                                        52,181            597,501            129,612          1,674,032
Reinvestment of distributions                                   --                 --                730              9,697
Redeemed                                                   (51,727)          (592,106)          (160,807)        (1,900,505)
                                                    --------------     --------------     --------------     --------------
Net increase (decrease) -- Class C                             454              5,395            (30,465)          (216,776)
                                                    --------------     --------------     --------------     --------------
CLASS D SHARES
Sold                                                       145,582          1,805,741            273,187          3,369,857
Reinvestment of dividends and distributions                     --                 --              4,482             61,980
Redeemed                                                  (608,189)        (7,196,660)        (1,177,544)       (15,185,551)
                                                    --------------     --------------     --------------     --------------
Net decrease -- Class D                                   (462,607)        (5,390,919)          (899,875)       (11,753,714)
                                                    --------------     --------------     --------------     --------------
Net decrease in Fund                                    (1,755,488)    $  (19,920,438)        (3,007,933)    $  (35,966,100)
                                                    ==============     ==============     ==============     ==============

MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES INC.
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of capital stock outstanding throughout each period:

                                               FOR THE SIX                     FOR THE YEAR ENDED FEBRUARY 28,
                                              MONTHS ENDED         --------------------------------------------------------------
                                             AUGUST 31, 2003         2003         2002         2001           2000**       1999
                                             ---------------       --------     --------     --------        --------    --------
                                               (UNAUDITED)
CLASS A SHARES
SELECTED PER SHARE DATA:
Net asset value, beginning of period         $         11.48       $  13.83     $  15.34     $  12.94        $  10.15    $  13.87
                                             ---------------       --------     --------     --------        --------    --------

Income (loss) from investment operations:
  Net investment income++                               0.04           0.04         0.11         0.10            0.10        0.03
  Net realized and unrealized
   gain (loss)                                          0.95          (2.35)       (1.57)        2.40            2.69       (3.61)
                                             ---------------       --------     --------     --------        --------    --------
Total income (loss) from
 investment operations                                  0.99          (2.31)       (1.46)        2.50            2.79       (3.58)
                                             ---------------       --------     --------     --------        --------    --------

Less dividends and distributions from:
  Net investment income                                    -          (0.00)*      (0.01)       (0.10)              -           -
  Net realized gain                                        -          (0.04)       (0.04)           -               -       (0.14)
                                             ---------------       --------     --------     --------        --------    --------
Total dividends and distributions                          -          (0.04)       (0.05)       (0.10)              -       (0.14)
                                             ---------------       --------     --------     --------        --------    --------

Net asset value, end of period               $         12.47       $  11.48     $  13.83     $  15.34        $  12.94    $  10.15
                                             ===============       ========     ========     ========        ========    ========

TOTAL RETURN+                                           8.62%(1)     (16.59)%      (9.71)%      19.38%          27.49%     (26.04)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                                1.22%(2)       1.15%        0.88%        1.03%(4)        1.12%       1.14%
Net investment income                                   0.65%(2)       0.29%        0.78%        0.69%(4)        0.75%       0.56%

SUPPLEMENTAL DATA:
Net assets, end of period,
  in thousands                               $         1,017       $  1,160     $  1,337     $  1,656        $  1,233    $    691
Portfolio turnover rate                                  182%(1)        178%          26%          23%             39%         26%

----------
*   LESS THAN $0.01 PER SHARE.
**  FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.05% AND 0.67%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                    FOR THE SIX                            FOR THE YEAR ENDED FEBRUARY 28,
                                   MONTHS ENDED         ---------------------------------------------------------------------
                                  AUGUST 31, 2003          2003          2002          2001            2000**         1999
                                  ---------------       ----------    ----------    ----------       ----------    ----------
                                    (UNAUDITED)
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                           $         11.05       $    13.42    $    15.01    $    12.67       $    10.03    $    13.81
                                  ---------------       ----------    ----------    ----------       ----------    ----------

Income (loss) from investment
 operations:
  Net investment loss++                     (0.01)           (0.06)        (0.03)        (0.02)            0.00         (0.04)
  Net realized and unrealized
   gain (loss)                               0.92            (2.27)        (1.52)         2.36             2.64         (3.60)
                                  ---------------       ----------    ----------    ----------       ----------    ----------
Total income (loss) from
 investment operations                       0.91            (2.33)        (1.55)         2.34             2.64         (3.64)
                                  ---------------       ----------    ----------    ----------       ----------    ----------
Less distributions from net
 realized gain                                  -            (0.04)        (0.04)            -                -         (0.14)
                                  ---------------       ----------    ----------    ----------       ----------    ----------

Net asset value, end of period    $         11.96       $    11.05    $    13.42    $    15.01       $    12.67    $    10.03
                                  ===============       ==========    ==========    ==========       ==========    ==========

TOTAL RETURN+                                8.24%(1)       (17.44)%      (10.35)%       18.47%           26.32%       (26.60)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                     1.97%(2)         1.91%         1.86%         1.83%(4)         1.89%         1.90%
Net investment loss                         (0.10)%(2)       (0.47)%       (0.20)%       (0.11)%(4)       (0.02)%       (0.20)%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                     $       105,286       $  111,313    $  163,156    $  199,044       $  189,180    $  147,527
Portfolio turnover rate                       182%(1)          178%           26%           23%              39%           26%

----------
**  YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                    FOR THE SIX                            FOR THE YEAR ENDED FEBRUARY 28,
                                   MONTHS ENDED         ---------------------------------------------------------------------
                                  AUGUST 31, 2003          2003          2002          2001            2000**         1999
                                  ---------------       ----------    ----------    ----------       ----------    ----------
                                    (UNAUDITED)
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                           $         11.02       $    13.39    $    14.98    $    12.66       $    10.02    $    13.81
                                  ---------------       ----------    ----------    ----------       ----------    ----------

Income (loss) from investment
 operations:
  Net investment income (loss)++            (0.01)           (0.06)        (0.03)        (0.01)            0.01         (0.02)
  Net realized and unrealized
   gain (loss)                               0.92            (2.27)        (1.52)         2.35             2.63         (3.63)
                                  ---------------       ----------    ----------    ----------       ----------    ----------
Total income (loss) from
 investment operations                       0.91            (2.33)        (1.55)         2.34             2.64         (3.65)
                                  ---------------       ----------    ----------    ----------       ----------    ----------

Less dividends and distributions
 from:
  Net investment income                         -                -             -         (0.02)               -             -
  Net realized gain                             -            (0.04)        (0.04)            -                -         (0.14)
                                  ---------------       ----------    ----------    ----------       ----------    ----------
Total dividends and
 distributions                                  -            (0.04)        (0.04)        (0.02)               -         (0.14)
                                  ---------------       ----------    ----------    ----------       ----------    ----------

Net asset value, end of period    $         11.93       $    11.02    $    13.39    $    14.98       $    12.66    $    10.02
                                  ===============       ==========    ==========    ==========       ==========    ==========

TOTAL RETURN+                                8.26%(1)       (17.48)%      (10.37)%       18.52%           26.35%       (26.67)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                     1.97%(2)         1.91%         1.85%         1.83%(4)         1.89%         1.90%
Net investment loss                         (0.10)%(2)       (0.47)%       (0.19)%       (0.11)%(4)       (0.02)%       (0.20)%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                     $         2,901       $    2,674    $    3,656    $    3,593       $    3,161    $    1,278
Portfolio turnover rate                       182%(1)          178%           26%           23%              39%           26%

----------
**  FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT LOSS TO AVERAGE NET ASSETS WOULD HAVE BEEN 1.85% AND (0.13)%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

                                    FOR THE SIX                           FOR THE YEAR ENDED FEBRUARY 28,
                                   MONTHS ENDED        --------------------------------------------------------------------
                                  AUGUST 31, 2003         2003          2002          2001            2000**        1999
                                  ---------------      ----------    ----------    ----------       ----------   ----------
                                    (UNAUDITED)
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of
 period                           $         11.55      $    13.90    $    15.44    $    13.01       $    10.19   $    13.89
                                  ---------------      ----------    ----------    ----------       ----------   ----------

Income (loss) from investment
 operations:
  Net investment income++                    0.05            0.07          0.11          0.13             0.12         0.05
  Net realized and unrealized
   gain (loss)                               0.97           (2.38)        (1.56)         2.42             2.70        (3.61)
                                  ---------------      ----------    ----------    ----------       ----------   ----------
Total income (loss) from
 investment operations                       1.02           (2.31)        (1.45)         2.55             2.82        (3.56)
                                  ---------------      ----------    ----------    ----------       ----------   ----------

Less dividends and distributions
 from:
  Net investment income                         -           (0.00)*       (0.05)        (0.12)               -            -
  Net realized gain                             -           (0.04)        (0.04)            -                -        (0.14)
                                  ---------------      ----------    ----------    ----------       ----------   ----------
Total dividends and
 distributions                                  -           (0.04)        (0.09)        (0.12)               -        (0.14)
                                  ---------------      ----------    ----------    ----------       ----------   ----------

Net asset value, end of period    $         12.57      $    11.55    $    13.90    $    15.44       $    13.01   $    10.19
                                  ===============      ==========    ==========    ==========       ==========   ==========

TOTAL RETURN+                                8.83%(1)      (16.67)%       (9.45)%       19.68%           27.67%      (25.86)%

RATIOS TO AVERAGE NET ASSETS(3):
Expenses                                     0.97%(2)        0.91%         0.86%         0.83%(4)         0.89%        0.90%
Net investment income                        0.90%(2)        0.53%         0.80%         0.89%(4)         0.98%        0.80%

SUPPLEMENTAL DATA:
Net assets, end of period,
 in thousands                     $        29,601      $   32,548    $   51,657    $   46,835       $   32,356   $   15,454
Portfolio turnover rate                       182%(1)         178%           26%           23%              39%          26%

----------
*   LESS THAN $0.01 PER SHARE.
**  FOR THE YEAR ENDED FEBRUARY 29.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
+ CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE INVESTMENT MANAGER HAD NOT AGREED TO WAIVE PART OF ITS INVESTMENT MANAGEMENT FEE, THE RATIOS OF EXPENSES AND NET INVESTMENT INCOME TO AVERAGE NET ASSETS WOULD HAVE BEEN 0.85% AND 0.87%, RESPECTIVELY.

                        SEE NOTES TO FINANCIAL STATEMENTS

DIRECTORS
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT and PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT and GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis Smith
TREASURER and CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its directors. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

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                                                      37930RPT-12359J03-OP-10/03

MORGAN STANLEY FUNDS


MORGAN STANLEY NATURAL RESOURCE DEVELOPMENT SECURITIES


SEMIANNUAL REPORT
AUGUST 31, 2003


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Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semiannual reports.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semiannual reports.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

  There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

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(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits
(a) Code of Ethics - Not applicable for semiannual reports.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
October 20, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
October 20, 2003

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                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Natural Resource Development Securities Inc.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
December 8, 2003

/s/ Francis Smith
Francis Smith
Principal Financial Officer
December 8, 2003